GOLDMAN SACHS TRUST II

Class A, Class C, Institutional, Investor, Class R, Class R6, Class T and Class P Shares of the

Goldman Sachs Multi-Manager Alternatives Fund

(the “Fund”)

Supplement dated May 10, 2018 to the

Prospectus (the “Multi-Class Prospectus”), Summary Prospectus (the “Multi-Class Summary Prospectus”) and Statement of Additional Information (“SAI”), each dated February 28, 2018, as supplemented (with respect to Class A, Class C, Institutional, Investor, Class R, Class R6 and Class T Shares) and the Prospectus (the “Class P Prospectus”, together with the Multi-Class Prospectus, the “Prospectuses”), Summary Prospectus (the “Class P Summary Prospectus”) and SAI, each dated April 16, 2018 (with respect to Class P Shares)

The Board of Trustees of Goldman Sachs Trust II (the “Board”) recently approved changes to agreements by Goldman Sachs Asset Management, L.P. (“GSAM”) to waive or reimburse certain fees and expenses of the Fund. Collectively, these changes are intended to reduce the total net annual fund operating expense ratio for each of the Fund’s share classes effective after the close of business on May 31, 2018.

Effective immediately, the Board has also approved GQG Partners LLC to serve as an additional sub-adviser of the Fund.

In addition, effective on or around May 15, 2018, Graham Capital Management, L.P. (“GCM”) will no longer be an Underlying Manager (investment subadviser) for the Fund or any wholly-owned subsidiary of the Fund. Although GCM will no longer be an Underlying Manager on or around such date, Goldman Sachs Asset Management, L.P. may allocate Fund assets away from GCM prior to that date.

Accordingly, effective after the close of business on May 31, 2018, the Fund’s Prospectuses and Summary Prospectuses are revised as follows:

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs Multi-Manager Alternatives Fund—Summary—Fees and Expenses of the Fund” section of the Multi-Class Prospectus and the Multi-Class Summary Prospectus:

	Class A		Class C	Institutional		Investor		Class R		Class R6		Class T
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.90%		1.90%	1.90%		1.90%		1.90%		1.90%		1.90%
Distribution and/or Service (12b-1) Fees	0.25%		0.75%	None		None		0.50%		None		0.25%
Other Expenses[2]	0.62%		0.87%	0.48%		0.62%		0.62%		0.47%		0.62%
Service Fees	Non	e	0.25%	Non	e	Non	e	Non	e	Non	e	Non	e
Dividend and Interest Payments and Other Expenses Relating to Securities Sold Short	0.13%		0.13%	0.13%		0.13%		0.13%		0.13%		0.13%
Remainder of Other Expenses	0.49%		0.49%	0.35%		0.49%		0.49%		0.34%		0.49%
Acquired Fund Fees and Expenses[3]	0.06%		0.06%	0.06%		0.06%		0.06%		0.06%		0.06%
Total Annual Fund Operating Expenses[4]	2.83%		3.58%	2.44%		2.58%		3.08%		2.43%		2.83%
Fee Waiver and Expense Limitation[5]	(0.57)%		(0.57)%	(0.51)%		(0.57)%		(0.57)%		(0.51)%		(0.57)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation[4]	2.26%		3.01%	1.93%		2.01%		2.51%		1.92%		2.26%

[2]	The “Other Expenses” for Class A, Class C, Institutional, Investor and Class R Shares have been restated. The “Other Expenses” for Class R6 and Class T Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[3]	“Acquired Fund Fees and Expenses” have been restated to reflect current fees.
[4]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include “Acquired Fund Fees and Expenses.”
[5]

Goldman Sachs Asset Management, L.P. (the “Investment Adviser” or “GSAM”) or Goldman Sachs & Co. LLC (“Goldman Sachs”), the Fund’s transfer agent, have each agreed to the following fee waivers and expense limitations: (i) the Investment Adviser’s waiver of a portion of its management fee in order to achieve an effective net management fee rate of 1.57% as an annual percentage of the average daily net assets of the Fund; (ii) the Investment Adviser’s waiver of a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by each MMA Subsidiary (as defined below) at an annual rate of 0.42% of the MMA Subsidiary’s average daily net assets; (iii) the Investment Adviser’s reduction or limitation of “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees, taxes, dividend and interest payments on securities sold short, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.194% of the Fund’s average daily net assets; (iv) Goldman Sachs’ waiver of a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.06% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor, Class R and Class T Shares (the “TA Fee Waiver”); and (v) the Investment Adviser’s limitation of total annual operating expenses (excluding acquired fund fees and expenses, taxes, dividend and interest payments on securities sold short, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) of Class A, Class C,

Institutional, Investor, Class R, Class R6 and Class T Shares to (after the application of the TA Fee Waiver described above) 2.13%, 2.88%, 1.80%, 1.88%, 2.38%, 1.79% and 2.13%, respectively. The management fee waiver arrangements with respect to the fee paid by each MMA Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the respective MMA Subsidiary is in place. The other arrangements will remain in effect through at least May 31, 2019, and prior to such date the Investment Adviser and Goldman Sachs (as applicable) may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces in its entirety the table in the “Goldman Sachs Multi-Manager Alternatives Fund—Summary—Expense Example” section of the Multi-Class Prospectus and the Multi-Class Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
Class A Shares	$766	$1,328	$1,914	$3,494
Class C Shares
– Assuming complete redemption at end of period	$404	$1,045	$1,806	$3,808
– Assuming no redemption	$304	$1,045	$1,806	$3,808
Institutional Shares	$196	$712	$1,255	$2,738
Investor Shares	$204	$748	$1,319	$2,872
Class R Shares	$254	$898	$1,566	$3,353
Class R6 Shares	$195	$709	$1,250	$2,728
Class T Shares	$473	$1,053	$1,657	$3,288

The following replaces in its entirety the “Annual Fund Operating Expenses” table and its related footnotes in the “Goldman Sachs Multi-Manager Alternatives Fund—Summary—Fees and Expenses of the Fund” section of the Class P Prospectus and the Class P Summary Prospectus:

Class P
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Management Fees	1.90%
Other Expenses[1]	0.47%
Dividend and Interest Payments and Other Expenses Relating to Securities Sold Short	0.13%
Remainder of Other Expenses	0.34%
Acquired Fund Fees and Expenses	0.06%
Total Annual Fund Operating Expenses	2.43%
Fee Waiver and Expense Limitation[2]	(0.51)%
Total Annual Fund Operating Expenses After Fee Waiver and Expense Limitation	1.92%

[1]	The “Other Expenses” for Class P Shares have been estimated to reflect expenses expected to be incurred during the current fiscal year.
[2]

Goldman Sachs Asset Management, L.P. (the “Investment Adviser” or “GSAM”) has agreed to (i) waive a portion of its management fee in order to achieve an effective net management fee rate of 1.57% as an annual percentage of the average daily net assets of the Fund; (ii) waive a portion of its management fee in an amount equal to the management fee paid to the Investment Adviser by each MMA Subsidiary (as defined below) at an annual rate of 0.42% of the MMA Subsidiary’s average daily net assets; (iii) reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, taxes, dividend and interest payments on securities sold short, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.194% of the Fund’s average daily net assets; and (iv) limit total annual operating expenses (excluding acquired fund fees and expenses, taxes, dividend and interest payments on securities sold short, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) of Class P Shares to 1.79%. The management fee waiver arrangements with respect to the fee paid by each MMA Subsidiary may not be discontinued by the Investment Adviser as long as its contract with the respective MMA Subsidiary is in place. The other arrangements will remain in effect through at least May 31, 2019, and prior to such date the Investment Adviser may not terminate the arrangements without the approval of the Board of Trustees.

The following replaces in its entirety the table in the “Goldman Sachs Multi-Manager Alternatives Fund—Summary—Expense Example” section of the Class P Prospectus and the Class P Summary Prospectus:

	1 Year	3 Years	5 Years	10 Years
Class P Shares	$195	$709	$1,250	$2,728

The following replaces the first paragraph below the table in the “Service Providers—Management Fees and Other Expenses” section of both Prospectuses:

The Investment Adviser has contractually agreed to waive the Fund’s management fee in an amount equal to the management fee paid to the Investment Adviser by the MMA Subsidiaries. This arrangement may not be discontinued by the Investment Adviser as long as its contract with the MMA Subsidiaries is in place. In addition, the Investment Adviser has agreed to waive a portion of its management fee for the Fund in order to achieve an effective net management fee rate of 1.57% as an annual percentage of average daily net assets of the Fund. This arrangement will remain in effect through at least May 31, 2019, and prior to such date the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. This management fee waiver may be modified or terminated by the Investment Adviser at its discretion and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so.

The following replaces the third and fourth paragraphs below the table in the “Service Providers—Management Fees and Other Expenses” section of both Prospectuses:

The Investment Adviser has agreed to reduce or limit “Other Expenses” (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees (as applicable), taxes, dividends and interest payments on securities sold short, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to 0.194% of the Fund’s average daily net assets through at least May 31, 2019, and prior to such date, the Investment Adviser may not terminate the arrangement without the approval of the Board of Trustees. This expense limitation may be modified or terminated by the Investment Adviser at its discretion and without shareholder approval after such date, although the Investment Adviser does not presently intend to do so. The Fund’s “Other Expenses” may be further reduced by any custody and transfer agency fee credits received by the Fund.

A discussion regarding the basis for the Board of Trustees’ approval of the Management Agreement for the Fund and the Sub-Advisory Agreements for the Underlying

Managers is available in the Fund’s semi-annual report for the period ended April 30, 2017 or the Fund’s annual report for the period ended October 31, 2017, or will be available in the Fund’s semi-annual report for the period ended April 30, 2018 or the Fund’s annual report for the period ended October 31, 2018.

***

Effective immediately, the Fund’s Prospectuses and Summary Prospectuses are revised as follows:

The following replaces the third paragraph under “Goldman Sachs Multi-Manager Alternatives Fund—Summary—Portfolio Management” of both Prospectuses and Summary Prospectuses:

As of the date of the Prospectus, Acadian Asset Management LLC (“Acadian”), Algert Global LLC (“Algert”), Ares Capital Management II LLC (“Ares”), Atreaus Capital, LP (“Atreaus”), Brigade Capital Management, LP (“Brigade”), Crabel Capital Management, LLC (“Crabel”), Emso Asset Management Limited (“Emso”), First Pacific Advisors, LLC (“FPA”), Graham Capital Management, L.P. (“GCM”), GQG Partners LLC (“GQG Partners”), Halcyon Arbitrage IC Management LP (“Halcyon”), One River Asset Management, LLC (“One River”), QMS Capital Management LP (“QMS”), River Canyon Fund Management LLC (“River Canyon”), Russell Investments Commodity Advisor, LLC (“RICA”), Sirios Capital Management, L.P. (“Sirios”) and Wellington Management Company LLP (“Wellington”) are the Underlying Managers (investment subadvisers) for the Fund. Each of Atreaus, Crabel, GCM and One River also serves as the Underlying Manager for one or more MMA Subsidiaries.

The following is added under “Service Providers—Investment Subadvisers (Underlying Managers)” of both Prospectuses:

GQG Partners LLC

GQG Partners LLC (“GQG Partners”), located at 350 East Las Olas Boulevard, Suite 1100, Fort Lauderdale, Florida, 33301, an investment adviser registered with the SEC, focuses on long-only global, international and emerging markets equity strategies. As of December 31, 2017, GQG Partners had approximately $10.7 billion in regulatory assets under management. With respect to the Fund, GQG Partners manages an allocation within the Dynamic Equity strategy.

***

Effective on or around May 15, 2018, all references to GCM in the Prospectuses, Summary Prospectuses and SAI are hereby deleted in their entirety on or around that date.

This Supplement should be retained with your Prospectuses, Summary Prospectuses and SAI for future reference.

MMALTFEECHGSTK 05-18